Consolidated Balance Sheets (Successor, USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock
Current assets:
Cash and cash equivalents	$ 2,558,004	$ 10,798,995	$ 867,738
Accounts receivable, net	77,375	27,275
Inventory, net	307,055	0
Prepaid expenses and other current assets	688,958	1,174,930	497,054
Current assets of discontinued operations	497,802	497,453	550,858
Total current assets	4,129,194	12,498,653	1,915,650
Property and equipment, net of accumulated depreciation	1,676,205	1,433,938	21,589
Intangible assets and other assets, net	6,065,225	6,340,906	6,340,906
Total assets	11,870,624	20,273,497	8,278,145
Current liabilities:
Current debt	2,685,935	6,730,861	56,911
Accounts payable	676,055	1,887,189	1,059,901
Accrued expenses	1,004,290	918,360	784,573
Deferred revenue	129,634	55,400
Current liabilities of discontinued operations	12,131	19,637	41,133
Total current liabilities	4,508,045	9,611,447	1,942,518
Long-term debt	873,106	0	7,290,881
Deferred tax liability	2,391,304	2,500,000	2,500,000
Warrant liability	20,839,000	13,087,000	8,171,518
Derivative liability	3,409,661	533,549	2,120,360
Other long-term liabilities	229,847	142,002	255,606
Total liabilities	32,250,963	25,873,998	22,280,883
Preferred stock				0	0	1,280,150	0	0		0	0	0	0
Preferred stock series B, $0.001 par value; subscription receivable									(210,000)
Shareholders' deficit:
Common stock, value	98,379	95,678	20,376
Common stock-subscription receivable	(550,020)	(550,020)
Additional paid-in capital	44,418,999	43,734,339	2,437,893
Accumulated deficit during development stage	(64,347,697)	(48,880,498)	(17,531,157)
Total shareholders' deficit	(20,380,339)	(5,600,501)	(15,072,888)
Total liabilities, preferred stock and shareholders' deficit	$ 11,870,624	$ 20,273,497	$ 8,278,145